CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating revenues
Contract revenues		$ 525.9	$ 686.5	$ 797.5
Total operating revenues		538.1	750.0	1,038.2
Operating expenses
Depreciation		(230.8)	(275.9)	(280.3)
Amortization of favorable contracts		(40.4)	(45.1)	(45.1)
Selling, general and administrative expenses	[1]	(34.4)	(34.4)	(45.8)
Total operating expenses		(571.7)	(700.1)	(678.0)
Other operating items
Loss on impairment of goodwill		0.0	0.0	(3.2)
Revaluation of contingent consideration		0.0	0.7	0.0
Impairment of long-lived assets		(4,210.4)	0.0	0.0
Total other operating items		(4,210.4)	0.7	(3.2)
Operating (loss)/income		(4,244.0)	50.6	357.0
Financial items
Interest income		6.1	20.3	47.1
Interest expense	[1]	(235.3)	(262.5)	(263.7)
(Loss)/gain on derivative financial instruments	[1]	(16.1)	(27.7)	24.9
Currency exchange (loss)/gain		(2.7)	(2.6)	0.2
Reorganization items, net		(49.8)	0.0	0.0
Other financial expenses		(17.1)	(1.4)	(4.8)
Total financial items		(314.9)	(273.9)	(196.3)
(Loss)/income before income taxes		(4,558.9)	(223.3)	160.7
Income tax (expense)/benefit		(30.0)	36.1	(86.7)
Net (loss)/income		(4,588.9)	(187.2)	74.0
Net (loss)/income attributable to Seadrill Partners LLC members		(2,550.9)	(92.9)	56.1
Net (loss)/income attributable to the non-controlling interest		$ (2,038.0)	$ (94.3)	$ 17.9
(Loss)/Earnings per unit (common and subordinated)
Common unitholders (basic and diluted) (in usd per share)		$ (277.80)	$ (10.12)	$ 7.45
Subordinated unitholders (basic and diluted) (in usd per share)		$ (277.80)	$ (10.12)	$ 0
Reimbursable revenues/expenses
Operating revenues
Reimbursable and other revenues		$ 11.1	$ 20.7	$ 31.2
Operating expenses
Expenses		(10.2)	(19.4)	(28.6)
Other revenues
Operating revenues
Reimbursable and other revenues	[1]	1.1	42.8	209.5
Vessel and rig operating expenses
Operating expenses
Expenses	[1]	$ (255.9)	$ (325.3)	$ (278.2)

[1]	Includes transactions with related parties. Refer to Note 19 - "Related party transactions".